Borrowings	12 Months Ended
Dec. 31, 2025
Borrowings [Abstract]
Borrowings
16.	Borrowings

	2025 US$’000	2024 US$’000
Current
Bank borrowings	184,773	252,556
Sale and leaseback liabilities	5,925	64,506
Other lease liabilities	21,876	19,233
	212,574	336,295

Non-current
Bank borrowings	863,352	322,820
Sale and leaseback liabilities	31,170	461,924
Other lease liabilities	15,880	1,210
	910,402	785,954
Total borrowings	1,122,976	1,122,249

Bank borrowings

As at 31 December 2025, bank borrowings consist of eight (2024: ten) credit facilities from external financial institutions. The table below summarises key information of the bank borrowings:

Facility amount	Outstanding amount US$’000	Maturity date
US$473 million facility	49,897
- US$413 million term loan		2026
- US$60 million revolving credit facility		2026
US$84 million facility	71,050	2029
US$40 million facility	33,007	2029
US$303 million facility	—
- US$303 million revolving credit facility		2029
US$715 million facility	637,000
- US$715 million revolving credit facility		2032
Up to US$175 million borrowing base facility	47,500	2026
Up to US$175 million borrowing base facility (with an accordion option of up to US$75 million)	57,000	2026
US$175 million facility	160,000
- US$175 million revolving credit facility		2032

The Group’s revolving credit facilities will be available for utilisation if there is no event of default or default which is continuing or would result from the proposed utilisation or under the existing utilisations; and relevant conditions are met. The Group pays commitment fees to have these revolving credit facilities which are between 35-40% (2024: 35-40%) of the facilities’ margin.

On 10 December 2025, the Group entered into a US$175 million revolving credit facility.

On 24 November 2025, the US$39 million facility term loan tranche matured.

On 22 August 2025, the US$39 million facility revolving credit facility tranche matured.

On 21 July 2025, the Group refinanced its US$216 million and US$84 million facilities into a separate US$715 million facility.

On 30 June 2025, the Group cancelled its US$374 million facility.

On 27 May 2025, the Group partially cancelled its US$473 million facility revolving credit facility tranche.

On 11 July 2024, the Group refinanced its US$106 million facility into a  separate US$84 million facility.

Sale and leaseback liabilities

Sale and leaseback liabilities consist of various facilities provided by external leasing houses under sale-and-leaseback contracts. Under these contracts, the vessels were legally sold to external leasing houses and leased back by the Group. The sale of vessels under these sale and leaseback arrangements did not meet the criteria for sale as prescribed by IFRS 15 Revenue with customers as the Group has assessed that there was no transfer of control of the vessels. The Group continues to have the right to direct the use of the vessels and to obtain the remaining economic benefits from the vessels. The Group also has the option/obligation to repurchase the vessels from the leasing houses. As a result of the assessment performed, the vessels were not derecognised from the Group’s consolidated balance sheet. These transactions were treated as financing arrangements since lease inception, with the proceeds received from the external leasing houses reflected as sale and leaseback liabilities, which were accounted for as financing transactions.

During the financial year ended 2025, the Group exercised the purchase options on twenty one of its existing sale and leaseback financings with CSSC (Hong Kong) Shipping Company Limited, ICBC Financial Leasing, CMB Financial Leasing, Ocean Yield Limited and Sole Shipping. These transactions were accounted for as an extinguishment of existing sale and leaseback liabilities.

During the financial year ended 2024, the Group exercised the purchase options on six of its existing sale and leaseback financings with Jiangsu Financial Lease Co Limited and CSSC (Hong Kong) Shipping Company Limited. These transactions were accounted for as an extinguishment of existing sale and leaseback liabilities.

Facility amount	Outstanding amount US$’000	Maturity date
CMB finance lease	15,179	2033
Hafnia Tankers finance leases	21,917	2029 – 2030

Interest rates

The weighted average effective interest rates per annum of total borrowings at the balance sheet date are as follows:

	2025	2024
Bank borrowings	5.3%	6.8%
Sale and leaseback liabilities	5.8%	6.9%

The exposure of borrowings to interest rate risk is disclosed in Note 20.

Maturity of borrowings

The contractual undiscounted cash flows have the following maturity:

	2025 US$’000	2024 US$’000
Later than one year and not later than five years	459,412	517,013
Later than five years	450,990	268,941
	910,402	785,954

Carrying amounts and fair values

The carrying values of the bank borrowings and sale and leaseback liabilities approximate their fair values.

Financial and non-financial covenants

The Group has bank borrowings and sale and leaseback liabilities that contain financial and non-financial covenants. Any breach of covenants will result in bank borrowings and sale and leaseback liabilities becoming payable on demand. The Group was in compliance with financial and non-financial covenants as at 31 December 2025 and 31 December 2024.